Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax (benefit)/expense at PRC statutory rate	¥ 508,150	$ 71,571	¥ (8,444)	¥ (1,502,997)
Effect of differing tax rates in different jurisdictions	98,963	13,939	184,999	377,604
Non-taxable item	119,442	16,823	(119,094)	181,972
Research and development super-deduction	(141,454)	(19,923)	(115,975)	(162,103)
Effect of PRC preferential tax rates and tax holiday	(169,264)	(23,840)	23,564	269,585
Other adjustments	14,692	2,068	(41,940)	(2,151)
Change in valuation allowance	(350,482)	(49,364)	160,890	934,635
Income tax expense	¥ 80,047	$ 11,274	¥ 84,000	¥ 96,545